UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999
                                                  ------------------------------

Check here if Amendment       [ ]; Amendment Number:
                                                    ---------------

     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street, Suite 2810
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          Chicago, IL  60606
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Form 13F File Number:         28-7232
                              ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward E. Sammons, Jr.
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Title:    President
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Phone:    (312) 214-6590
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Signature, Place, and Date of Signing:

/s/ Edward E. Sammons, Jr.       Chicago, IL            11/2/99
------------------------------   --------------------   ------------------------
Signature                        City, State            Date

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               NONE
                                                            ---------------
Form 13F Information Table Entry Total:                           32
                                                            ---------------
Form 13F Information Table Value Total:                    $    168,654
                                                            ---------------
                                                              (thousands)

      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Abbott Laboratories         common   002824100   4,888   133,000               X                                  X
Albertsons Inc              common   013104104   5,143   130,000               X                                  X
American Express            common   025816109   2,693    20,000               X                                  X
Automatic Data Processing   common   053015103   6,694   150,000               X                                  X
Berkshire Hathaway          common   084670108   2,750        50               X                                  X
Campbell Soup Company       common   134429109   5,478   140,000               X                                  X
Cintas Corp                 common   172908105   4,625    80,000               X                                  X
Clorox Co                   common   189054109   4,973   130,000               X                                  X
Coca-Cola Company           common   191216100   5,167   107,500               X                                  X
Disney Walt Co              common   254687106   4,658   180,000               X                                  X
Electronic Data Systems     common   285661104   5,823   110,000               X                                  X
Emerson Electric Co         common   291011104   6,477   102,500               X                                  X
Fannie Mae                  common   313586109   5,893    94,000               X                                  X
Freddie Mac                 common   313400301   5,668   109,000               X                                  X
Gannett Co Inc              common   364730101   6,054    87,500               X                                  X


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Gap Inc                     common   364760108   5,440   170,000               X                                  X
Gillette Co                 common   375766102   4,751   140,000               X                                  X
Hubbell Inc - Class B       Class B  443510201   2,231    70,000               X                                  X
Intel Corp                  common   458140100   7,060    95,000               X                                  X
Int'l Flavors & Fragrances  common   459506101   4,658   135,000               X                                  X
Interpublic Group of Cos    common   460690100   6,333   154,000               X                                  X
Johnson & Johnson           common   478160104   6,385    69,500               X                                  X
M&T Bank Corp               common   55261F104   2,295     5,000               X                                  X
McDonald's Corp             common   580135101   5,590   130,000               X                                  X
Merck & Co                  common   589331107   5,704    88,000               X                                  X
Microsoft Corp              common   594918104   7,245    80,000               X                                  X
Philip Morris Companies     common   718154107   5,299   155,000               X                                  X
Pitney Bowes Inc            common   724479100   5,545    91,000               X                                  X
Sysco Corporation           common   871829107   7,363   210,000               X                                  X
Wal-Mart Stores             common   931142103   6,421   135,000               X                                  X


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Walgreen Company            common   931422109   4,365   172,000               X                                  X
Wrigley Wm Jr Co            common   982526105   4,989    72,500               X                                  X
COLUMN TOTALS                                  168,654